Fair Value of Short Term and Long Term Debt Excluding Capital Leases (Detail) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Short- and long-term debt	$ 109,729	$ 112,764
Carrying Amount, Fair Value Disclosure | Excluding Capital Leases
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Short- and long-term debt	108,772	112,248
Estimate of Fair Value Measurement | Excluding Capital Leases
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Short- and long-term debt	$ 118,216	$ 126,549